PROFIT (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
PROFIT (LOSS) PER SHARE
NOTE 22 - PROFIT (LOSS) PER SHARE

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue.

	For the year ended December 31,
	2025	2024	2023
Profit (Loss) for the year attributed to holders of
ordinary shares (US Dollars in thousands)	35,516	(5,631)	(15,887)
Weighted average number of ordinary shares issued
(in thousands)	36,980	35,762	33,149
Basic profit (Loss) per ordinary share (in dollars)	0.960	(0.157)	(0.479)

b.	Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding shares while including potential ordinary shares with dilutive effect:

	Thousands of shares
	As of December 31,
	2025	2024	2023
Profit (Loss) for the year attributed to holders of ordinary shares (US Dollars in thousands)	35,516	(5,631)	(15,887)
Weighted average number of ordinary shares issued and used for the calculation of basic earnings per share (US Dollars in thousands)	36,980	35,762	33,149
Adjustment for weighted average number of additional shares from dilutive effect of options and RSUs (in thousands)	675	-	-
Weighted average number of shares for calculation of diluted earnings per share (in thousands)	37,655	35,762	33,149
Diluted profit (Loss) per ordinary share (in dollars)	0.943	(0.157)	(0.479)